Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period	$ 6,680	$ 6,491	$ 6,022
Net income of non-controlling interest	820	690	592
Exchange differences on translation of foreign operations	(392)	(365)	37
Valuation of the effective portion of derivative financial instruments, net of taxes	102	(46)	(104)
Dividends paid	(97)	(90)	(56)
Balance at end of the period	$ 7,113	$ 6,680	$ 6,491